Investments - Intangible Lease Liabilities - Schedule of intangible lease liabilities (Parenthetical) (Details) - Below-Market Leases $ in Thousands	Sep. 30, 2025 USD ($)
Intangible Lease Assets
Real estate investments Liabilities held for sale net	$ 120,000
Accumulated amortization of real estate investments liabilities held for sale	$ 32,000